Share Capital - Summary of Options Outstanding (Parenthetical) (Details) - Jul. 31, 2026	$ / shares		$ / shares
Disclosure of classes of share capital [line items]
Exercise price	$ 4.03
Option 4 and 5
Disclosure of classes of share capital [line items]
Exercise price			$ 4.1
Option 6
Disclosure of classes of share capital [line items]
Exercise price | (per share)	2.08	[1]	1.48
Option 7 to 12
Disclosure of classes of share capital [line items]
Exercise price			1.47
Option 13
Disclosure of classes of share capital [line items]
Exercise price | (per share)	$ 1.21	[2]	$ 0.86

[1]	Exercise price of U.S.$1.48. The figure in the table above is translated at the July 31, 2026 rate
[2]	Exercise price of U.S.$0.86. The figure in the table above is translated at the July 31, 2026 rate.